DERIVATIVE INSTRUMENTS (Narrative) (Details) $ in Thousands, lb in Millions		1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2021 $ / Pound	May 31, 2021 CAD ($) lb $ / Pound	Feb. 28, 2022 lb $ / Pound	Dec. 31, 2020 lb $ / Pound $ / Pound	Dec. 31, 2021 CAD ($) lb $ / Pound	Dec. 31, 2020 CAD ($) lb $ / Pound $ / Pound
Disclosure of detailed information about financial instruments [line items]
Purchase of put options | $					$ 15,837	$ 5,110
Proceeds from diesel fuel call options | $					$ 0	$ 6,104
Copper put option contracts one [Member]
Disclosure of detailed information about financial instruments [line items]
Number of pounds of copper for which put options were purchased | lb					41.0	59.5
Strike price	3.75	4.00			3.75
Purchase of put options | $		$ 4,693			$ 11,143	$ 1,742
Ceiling price		5.60
Copper put option contracts one [Member] | Subsequent Events [Member]
Disclosure of detailed information about financial instruments [line items]
Number of pounds of copper for which put options were purchased | lb			42.0
Strike price			4.00
Ceiling price			5.40
Copper put option contracts one [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date					from July 2021	from January 2020
Strike price				2.30		2.30
Copper put option contracts one [Member] | Bottom of range [Member] | Subsequent Events [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	from July 2022
Copper put option contracts one [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date		to June 2022			to December 2021	to December 2020
Strike price				2.60		2.60
Copper put option contracts one [Member] | Top of range [Member] | Subsequent Events [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date	to December 2022
Copper put option contracts two [Member]
Disclosure of detailed information about financial instruments [line items]
Number of pounds of copper for which put options were purchased | lb		43.0		37.5
Purchase of put options | $						$ 3,368
Copper put option contracts two [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date		from January 2022		from January 2021
Strike price				2.80		2.80
Copper put option contracts two [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date				to June 2021
Strike price				3.20		3.20
Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date					717
Purchase of put options | $					$ 916
Fuel call options [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date					from April 2020
Fuel call options [Member] | Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity date					to March 2021